Assets Held for Sale and Divested Operations (Details) - USD ($)		12 Months Ended
	Nov. 06, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill, impairment loss		$ 0	$ 0	$ 0
Goodwill written off			9,129,000
Net proceeds received excluded Cash and cash equivalents and Restricted cash		4,297,000	41,398,000	0
Impairment of Long-Lived Assets to be Disposed of				18,431,000
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 0	$ 0	384,000
Discontinued Operations, Disposed of by Sale | Brand Protection, AntiPiracy, and AntiFraud Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price					$ 3,751,000
Impairment of intangible assets				17,967,000
Goodwill, impairment loss				$ 468,000
Discontinued Operations, Disposed of by Sale | Techstreet Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 42,832,000
Consideration held in escrow	4,300,000
Goodwill written off	9,129,000
Net gain on sale	28,140,000
Transaction costs	115,000
Intangible Assets, Written off Related to Sale of Business Unit	$ 10,179,000